Short-Term and Long-Term Loans - Additional information (Detail)	1 Months Ended	12 Months Ended			12 Months Ended									1 Months Ended								1 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		1 Months Ended						12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended								12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Sibanye Gold USD ($)	Dec. 31, 2012 Short-term Rand credit facilities [Member] USD ($)	Dec. 31, 2011 Short-term Rand credit facilities [Member] USD ($)	Dec. 31, 2012 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2011 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 500 million syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 Interest rate per annum for 12 months after the spin-off [Member]	Dec. 31, 2012 Interest rate per annum for the last six months of the facilities [Member]	Dec. 31, 2012 If guarantor not released, interest rate per annum for Six to 12 month from the spin-off [Member]	Dec. 31, 2012 If guarantor not released, interest rate per annum for last six months of facilities [Member]	Nov. 28, 2012 Rand bridge loan facilities [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Revolving credit facility [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Revolving credit facility [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] ZAR	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] Board of Directors USD ($)	Nov. 28, 2012 Rand bridge loan facilities [Member] Term loan credit facility [Member] Board of Directors ZAR	Dec. 31, 2012 Rand bridge loan facilities [Member] Quarterly fee [Member]	Dec. 31, 2012 Unsecured Debt Sibanye Gold USD ($)	Dec. 31, 2012 Unsecured Debt Sibanye Gold ZAR	Dec. 31, 2011 Unsecured Debt Sibanye Gold USD ($)	Dec. 31, 2011 Unsecured Debt Sibanye Gold ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member]	Dec. 09, 2009 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member] USD ($)	Dec. 09, 2009 Unsecured Debt Other loans Revolving credit facility maturing on June 30, 2013 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member]	Mar. 08, 2010 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member] USD ($)	Mar. 08, 2010 Unsecured Debt Other loans Revolving credit facility maturing on March 10, 2013 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member]	May 06, 2009 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member] USD ($)	May 06, 2009 Unsecured Debt Other loans Revolving credit facility maturing June 10, 2014 [Member] ZAR	Dec. 31, 2012 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member]	Dec. 15, 2011 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member] USD ($)	Dec. 15, 2011 Unsecured Debt Other loans Revolving credit facility maturing December 19, 2016 [Member] ZAR	Dec. 31, 2012 Unsecured Debt R2.0 billion revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Dec. 31, 2012 Unsecured Debt R2.0 billion revolving credit facility [Member] Other loans Sibanye Gold ZAR	Oct. 24, 2012 Unsecured Debt R500.0 million revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Oct. 24, 2012 Unsecured Debt R500.0 million revolving credit facility [Member] Other loans Sibanye Gold ZAR	Nov. 16, 2012 Unsecured Debt R1.0 billion revolving credit facility [Member] Other loans Sibanye Gold USD ($)	Nov. 16, 2012 Unsecured Debt R1.0 billion revolving credit facility [Member] Other loans Sibanye Gold ZAR	Sep. 30, 2010 Secured Debt [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Dec. 31, 2011 Secured Debt [Member] 1 billion syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Apr. 17, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member] USD ($)	Jun. 30, 2011 Secured Debt [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] 500 million syndicated revolving credit facility [Member] Orogen Investments SA (Luxembourg) [Member] USD ($)	Dec. 31, 2012 Secured Debt [Member] Quarterly fee [Member] 1 billion syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] Quarterly fee [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is less than or equal to 33 1/3% [Member] 500 million syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3% [Member] 1 billion syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization under the facility is greater than 33 1/3% and less than or equal to 66 2/3% [Member] 500 million syndicated revolving credit facility [Member]	Jun. 30, 2011 Secured Debt [Member] Utilization is greater than 66 2/3% [Member] 500 million syndicated revolving credit facility [Member]	Dec. 31, 2012 Minimum Annual fee [Member]	Dec. 31, 2012 Maximum Annual fee [Member]
Debt Instrument [Line Items]
Line of credit facility commitment fee																						35.00%																																0.42%	0.56%							0.65%	0.90%
Revolving loan facility, commitment fee		Required to pay a commitment fee of between 0.65% and 0.90% per annum on the undrawn and uncancelled amounts of the facilities, calculated and payable either quarterly or semi-annually in arrears.
Line of credit facility maximum borrowing capacity	$ 2,908,400,000	$ 2,908,400,000	$ 2,930,500,000				$ 1,000,000,000	$ 1,000,000,000	$ 500,000,000					$ 700,100,000	6,000,000,000	$ 233,400,000	2,000,000,000	$ 466,700,000	4,000,000,000									$ 116,700,000	1,000,000,000		$ 58,300,000	500,000,000		$ 175,000,000	1,500,000,000		$ 233,400,000	2,000,000,000								$ 1,000,000,000				$ 500,000,000
Loan interest	The Rand bridge loan facilities bear interest at JIBAR plus a margin of 3.00% per annum for 12 months after the Spin-off and 3.50% per annum for the last six months of the facilities. If Sibanye Gold is not released as a guarantor under the Notes within six months from the Spin-off, the margin will increase to 3.25% per annum for the six to 12 months period after Spin-off and 3.75% per annum for the last six months of the facilities.																										JIBAR plus 3.00%			JIBAR plus 2.85%			JIBAR plus 2.95%			JIBAR plus 1.95%										LIBOR plus a margin of 1.20% per annum					LIBOR plus a margin of 1.60% per annum
Additional interest above LIBOR/JIBAR										3.00%	3.50%	3.25%	3.75%														3.00%			2.85%			2.95%			1.95%										1.20%						1.60%
Line of credit facility, amount drawn down					149,000,000	55,400,000																																	244,300,000	2,000,000,000	61,000,000	500,000,000	61,000,000	500,000,000
Line of credit facility, outstanding				350,100,000	142,400,000	0																	350,100,000	3,000,000,000	0	0																						666,000,000	220,000,000				104,000,000
Line of credit facility, repayments					0	55,400,000
Line of credit facility amount, reduced														583,400,000	5,000,000,000					408,300,000	3,500,000,000
Term loan decreases																175,000,000	1,500,000,000
Line of credit facility period														18 months	18 months
Notes issued, face value																																													1,000,000,000
Interest rate																																													4.875%
Maturity date																																													Oct. 07, 2020	Jun. 20, 2016				Apr. 17, 2017
Revolving credit facility, optional maximum borrowing capacity																																														1,100,000,000
Utilization fee																																														Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations.					Where the utilisation under the facility was less than or equal to 33 1/3%, a utilisation fee of 0.20% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 33 1/3% and less than or equal to 66 2/3%, a utilisation fee of 0.40% per annum would be payable on the amount of utilisations. Where the utilisation under the facility was greater than 66 2/3%, a utilisation fee of 0.60% per annum would be payable on the amount of utilisations.
Line of credit facility, utilization fee rate																																																								0.20%	0.20%	0.40%	0.40%	0.20%	0.60%
Date of cancellation																																															Feb. 15, 2013					Feb. 15, 2013
Reclassification of short-term to long-term debt	259,000,000	259,000,000
Debt refinance date		February 18, 2012
Long-term loans	$ 492,500,000	$ 492,500,000